Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below. All amounts, except for share, per share data or otherwise noted, are rounded to the nearest thousand.

Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Group have been eliminated upon consolidation. All intercompany transactions and balances among the Group have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to allowance for credit losses, accounting for deferred income taxes and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency translation
(d)	Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and the Company’s subsidiaries incorporated in Cayman, British Virgin Islands and Hong Kong is US dollars (“US$”), while the functional currency of the Company’s PRC subsidiaries is RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive income.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income in the consolidated statements of changes in equity and a component of other comprehensive income in the consolidated statement of operations and comprehensive income.

Convenience translation
(e)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the rate of US$1.00 = RMB 7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

Cash and cash equivalents
(f)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, deposits that are unrestricted as to withdrawal and use, and restricted funds.
restricted funds
(g)	restricted funds

The restricted funds include the statutory deposit that travel agencies are required to maintain in designated banks under the “Tourism Law of the People’s Republic of China” to safeguard the rights and interests of tourists. For domestic/inbound tourism services, the deposit requirement is RMB 0.2 million. These restricted funds may not be used for general corporate purposes and are subject to withdrawal restrictions.

Credit Losses
(h)	Credit Losses

On January 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments” using the modified retrospective method, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19.ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13,“ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The adoption of ASU 2016-13 did not have a material impact on the Group’s financial statements.

The Group’s accounts receivable, amounts due from related parties and other receivable which is included in current and non-current prepaid expenses and other assets line item in the balance sheet are within the scope of ASC Topic 326. The Group uses the roll-rate method to measure the expected credit losses of account receivables, amounts due from related parties and other receivables, on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in one-year increments using historical roll rate. In each year of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a yearly rolling basis. The loss rate calculated for each delinquency stage is then applied to respective receivables balance. The management adjusts the allowance that is determined by the roll-date method for both current conditions and forecast of economic conditions. When establishing the loss rate, the Group makes the assessment on various factors, including historical experience, credit-worthiness of debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from, the debtors. The Group also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable, net are stated at the original amount less allowances for doubtful accounts. Accounts receivable is recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The allowance for credit losses as of December 31, 2023 and 2024 was RMB 931 thousand and RMB 1,996 thousand, respectively.

Property and equipment, net
(k)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Residual value rate is determined to 5% based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost. Estimated useful lives are as follows:

Category	Estimated Useful Life
Machinery and equipment	5 to 10 years
Electronic equipment	5 years
Vehicles	5 years
Office equipment	3 to 5 years
Renovation	5 years

Routine maintenance and repair costs are expensed as incurred. Expenditures that extend the useful life of an asset or enhance its value are capitalized as part of the cost of the related asset. Upon retirement or disposal, the cost, accumulated depreciation, and any impairment are removed from the accounts, and any resulting gain or loss is recognized in the consolidated statements of operations and comprehensive (loss) income. Leasehold improvement costs are amortized over the term of the lease agreement.

Intangible assets, net
(l)	Intangible assets, net

Intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continued to be amortized over their estimated economic useful lives using the straight-line method as follows:

Category	Estimated useful lives
Software and others	5 years

Long-term investments
(m)	Long-term investments

The Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive income after the date of acquisition. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income if any.

The impairment recognized for long-term investments for the year ended December 31, 2022, 2023 and 2024 was nil.

Impairment of long-lived assets
(n)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of December 31, 2023 and 2024.

Fair value measurement
(o)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, accounts receivable, amounts due from and due to related parties, other receivables included in prepayments and other current assets, short-term borrowings, Long-term borrowing,other payables included in accrued expenses and other current liabilities. As of December 31, 2023 and 2024, the carrying amounts of above financial assets and liabilities approximated to their fair values due to the short-term nature of these instruments.

Revenue recognition
(p)	Revenue recognition

The Group’s revenues are mainly generated from Out-of-Home Advertising and Local Life services.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by value added tax (“VAT”). To achieve the core principle of this standard, the Group applies the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Each of significant performance obligations and the application of ASC 606 to the Group’s revenue arrangements are discussed in further detail below.

Out-of-Home Advertising

The Group primarily generates revenues from providing Out-of-Home Advertising (i.e. advertising promotion) by displaying advertisements in its own community access control devices (“Channel One”) or via other channels provided by subcontractors (“Channel Two”). The arrangements might include advertising only on Channel One, or on both. The customers can benefit from advertising promotion provided through each channel promised in the contract on their own. Besides, the Group’s promise to perform services through each channel is separately identifiable from other promises in the contract. Therefore, Channel One and Channel Two are considered distinct and should be regarded as two performance obligations. The Group generates revenues by rendering advertising promotion services according to the specific advertising location, time and media agreed in the advertising release plan. The customer can simultaneously receive and consume the benefits provided by the Group during the scheduled period. Therefore, the Group recognizes revenue generated from Out-of-Home Advertising service over a period in time. The Group uses a time-elapsed basis ratably over the period from the beginning to the end of the advertising schedule, to measure progress as the fees are fixed for each advertising schedule and the advertisements are displayed evenly throughout the advertising schedule. The Group applies the expected cost plus a margin approach to estimate the standalone selling price for each performance obligation as there is no directly observable standalone selling price or similar market selling price. No significant returns, refund and other similar obligations during each reporting period.

Revenues generated from Channel One were RMB 103,174 thousand, RMB 199,525 thousand and 51,962 thousand for the years ended December 31, 2022, 2023 and 2024, respectively. Revenues generated from Channel Two were RMB 45,850 thousand, RMB 229,541 thousand and RMB 497,078 thousand for the years ended December 31, 2022, 2023 and 2024, respectively.

The Group considers itself the principal for transactions and recognizes revenues on a gross basis due to the Group’s: i) direct engagement with the customer and having sole responsibility for fulfilling the promises to provide advertising promotion, as well as its ability to subcontract based on its arrangements with or display effect requirement of the customers; ii) control of establishing the transaction price, irrespective of subcontracting costs; iii) being liable for the actions of the subcontractors for unsatisfied deliverables, including services performed by subcontractors; and iv) payment being paid to subcontractors regardless of receipt from customers.

Local Life – Retail Sales

Local Life – Retail Sales include sales of 1) Right to hotel service and 2) diversified products such as alcohol, sugar, eggs, meat, fruits, vegetables, and so on.

Sales of vouchers of hotel service

The Group sells vouchers of hotel service the Group owns. Such business has only one performance obligation, which is to transfer control of the vouchers of hotel service to the customer. The price for each voucher is fixed. The hotel vouchers are non-refundable once the order has been confirmed. The Group recognizes revenue from sales of vouchers of hotel service at a point in time when an order is confirmed and the vouchers have been transferred to the customer.

No significant returns, refund and other similar obligations during each reporting period.

The Group acts as a principal for sales of vouchers of hotel service, which is because, i) The Group is primarily responsible to ensure that the end users of the customer can use vouchers and enjoy corresponding services unobstructed; ii) The Group bears inventory risk of the vouchers and the Group can direct the use of vouchers before transferring it to the customer. Before sales of the vouchers, the Group enters into purchase agreements with suppliers of providing the underlying hotel service, which defined a minimum quantity of vouchers the Group is required to purchase and the Group faces penalty for not meeting the minimum required purchase quantity. Any losses resulted from expired vouchers are borne by the Group as well; iii) The Group has the discretion in setting up the price of the vouchers.

Sales of hotel room

The Group enters into buyout or pre-control agreements with hotels to obtain the right to use rooms for specific periods, which are then sold to end customers through its own platform or other partner channels. This business involves one performance obligation, which is to transfer control of the booked room to the customer and ensure their smooth check-in after order payment is completed.

The price of each booking is determined based on market supply and demand as well as dynamic pricing models. Once a customer places an order and completes payment, the transaction price becomes fixed and non-refundable (except in special circumstances). Therefore, during each reporting period, there are generally no significant returns, refunds, or similar obligations, and accordingly, the transaction price does not include material variable consideration.

The Group acts as the principal in the sale of hotel block rooms, bearing the responsibility for ensuring customers’ successful check-in, and holds the pricing authority as well as inventory risk related to the rooms. Revenue is recognized at the point in time when the customer completes the check-in process, at which point the full revenue from the sale of hotel block rooms is recognized.

The Group  has discretion in setting the prices of the block room products.

Sales of diversified products

There is only one performance obligation which is to provide customers with the specific products explicitly stated in a sales contract at a fixed price. The Group recognizes revenue at a point in time when the control of the products is transferred to the customer upon the customer’s acceptance of products. The Group only provides assurance warranty for return and exchange for goods with quality issue within 7 days after the customer receives the goods and such promise is within the general requirement of the industry and cannot be purchased separately. No significant returns, refund and other similar obligations during each reporting period.

The Group determines whether it acts as principal or agent for sales of products on a case-by-case basis.

The Group acts as agent when the Group does not obtain control of the products at any time during the sales of the products.

The Group acts as principal for transactions and recognizes revenues on a gross basis when i) The Group is primarily responsible for ensuring the products that meet agreed-upon requirements; ii) The Group bears inventory risk, because the Group can direct the use of products before transferring it to the customer. Before sales of products, the Group enters into purchase agreements with suppliers of the products, which the Group undertook purchase obligations to certain quantity of products and faced penalty for not meeting the minimum quantity. Also, the Group is responsible for any damages during transit and decline in value; iii) The Group has the discretion in setting up the price, instead of accepting a fixed percentage of transaction amount imposed by the supplier.

Revenues generated from sales of products on gross basis were nil, RMB 117,654 thousand and RMB 272,438 thousand for the years ended December 31, 2022, 2023 and 2024, respectively. Revenues generated from sales of products on net basis were nil, RMB 4,709 thousand and RMB 123 thousand for the years ended December 31, 2022, 2023 and 2024, respectively.

Local Life – E-Commerce Promotion services

The Group also generates revenues by providing e-commerce promotion service to merchants through different channels operated by the Group, such as (1) WeChat mini programs operated by Henduoka and (2) self-owned official accounts on the third party’s platforms like WeChat or TikTok. For this type of service, the Group only identifies one performance obligation, which is to assist merchants to promote vouchers through e-commerce platforms, as services provided within each contract are considered a series of distinct goods that are substantially the same and that have the same pattern of transfer to customers. The Group adopts the practical expedient that allows it to recognize revenue in the amount to which the Group has a right to invoice the customer, as that amount corresponds directly with the value to the customer of the Group’s performance completed to date. No significant returns, refund and other similar obligations during each reporting period.

The Group considers itself the agent as (i) the inventory risk is controlled by the merchant, and (ii) the pricing right of the vouchers sold is controlled by the merchant. Therefore, such revenues are reported on a net basis, which are recognized based on a pre-determined percentage of the selling price for the merchandise purchased using redeemed vouchers (the fees earned from the merchant).

Others

The Group also provides Other Revenues including tourism service, software development, devices sales, advertisement design and production, operation service for the merchants’ online account and so on. The Group mainly recognizes the revenue at the fixed price at the time when the performance obligation is satisfied.

	For the Years Ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Revenue Type
Out of Home Advertising	149,024	429,066	549,040
Local Life – Retail Sales	-	122,363	272,561
Local Life (non-retail)	9,057	3,170	127
Others	4,871	14,266	1,104
Total	162,952	568,865	822,832

Contract balances

Timing of revenue recognition may differ from the timing of invoicing the customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of December 31, 2023 and 2024.

Contract liabilities represent the Group’s obligations to transfer goods or services to customers for which consideration has already been received. The Group’s contract liabilities primarily consist of advance payments from customers related to advertising services.

As of December 31, 2023 and 2024, the Group recorded contract liabilities of RMB 4,575 thousand and RMB 940 thousand, respectively, relating to such customer prepayments. These balances are expected to be recognized as revenue within the next 12 months.

Contract liabilities of RMB 221 thousand and RMB 4,575 thousand as of December 31, 2022 and 2023, respectively, were recognized as revenue during the fiscal years ended December 31, 2023 and 2024.

All outstanding performance obligations as of December 31, 2024 are expected to be satisfied within 12 months and do not contain a significant financing component.

Cost of revenues
(q)	Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue. Cost of revenues primarily consists of (i) advertising commissions paid to agents and subcontractors, (ii) depreciation expenses for community access control devices, (iii) cost of goods sold for retail sales, and (iv) other costs. Such costs are recorded as incurred.

Selling and marketing expenses
(r)	Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) labor expenses for sales personnel, (ii) maintenance fee, (iii) information technology service fee related to selling and marketing activities, (iv) advertisement and business promotion expenses and (v) other miscellaneous selling expenses.

General and administrative expenses
(s)	General and administrative expenses

General and administrative expenses mainly consist of (i) salary and welfare for general and administrative personnel, (ii) professional service fee, (iii) rental fee, (iv) office expenses, (v) depreciation related to general and administrative departments and (vi) other corporate expenses.

Research and development expenses
(t)	Research and development expenses

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) information technology service fee, (iii) professional fee, and (iv) other miscellaneous research and development expenses. Research and development expenses that do not qualify to be capitalized are expensed as incurred.

The Group recognizes internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. The Group has not capitalized any costs related to internal use software for the years ended December 31, 2022, 2023 and 2024, respectively.

Employee benefits
(u)	Employee benefits

The Company’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. The total expenses recorded for such employee benefits amounted to RMB 2,059 thousand, RMB 1,480 thousand and RMB 1,243 thousand for the years ended December 31, 2022, 2023 and 2024 respectively.

Other income
(v)	Other income

Other income primarily consists of disposal loss and government grants. Government grants represent cash subsidies received from the PRC government. Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attach to it and the grant will be received. Government grants for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in the Group’s consolidated statements of income and comprehensive income when the grant becomes receivable.

Income taxes
(w)	Income taxes

The Group accounts for current income taxes in accordance with the laws and regulations of the relevant tax jurisdictions. The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-assessable or disallowed. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

The Group accounts for income taxes under ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“Temporary differences”).

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those Temporary differences are expected to be recovered or settled. Deferred income tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group believes there were no uncertain tax positions and unrecognized tax benefits at December 31, 2022, 2023 and 2024, respectively.

ASC 740 also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2023 and 2024, respectively, as there were no uncertain tax positions.

The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 0.1 million ($13,700). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.

Value added tax (“VAT”)
(x)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from services and retail sales. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other current liabilities on the face of balance sheet. The Group records revenue net of value added tax and related surcharges. The Group is subject to VAT at the rate of 6% on revenue generated from providing services, and 13% on revenue generated from retail sales, fresh produce sales, and income from sugar, fruit and grains are subject to 9% VAT.

Leases
(y)	Leases

From January 1, 2020, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Net loss per share
(z)	Net loss per share

In accordance with ASC 260, Earnings per Share, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net loss per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested restricted shares, ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted income per share when inclusion of such effect would be anti-dilutive.

Segment reporting
(y)	Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker(“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280):Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective beginning on this annual report for the year ended December 31, 2024, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to the financial position or results of operations, as the requirements impact only segment reporting disclosures in the notes to financial statements.

The Group’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment as defined by ASC 280. The single reportable segment contains revenues derived from Out-of-Home Advertising revenues, Local Life – E-Commerce Promotion revenues, Local Life – Retail Sales revenues and Other Revenues. Although the Group derives revenue mainly from these kinds of services, services provided are essentially similar using the aggregation criteria in ASC 280-10-50-11,therefore,they are reported in a single reportable segment.

The Group does not distinguish between markets or segments for the purpose of internal reporting. As all of the Group’s revenues were generated from customers in China and all of the Group’s long-lived assets are located in the China, no geographical segments are presented. The CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net loss. There is no reconciling items or adjustments between segment loss and net (loss) income as presented in our statements of operations. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Recent accounting pronouncements
(z)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In July 2023, the FASB issued ASU 2023-03, Presentation of Financial Statements (Topic 205), Income Statement-Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation-Stock Compensation (Topic 718), which amends or supersedes various SEC paragraphs within the Codification to conform to past SEC announcements and guidance issued by the SEC. The ASU does not provide any new guidance so there is no transition or effective date associated with it. This ASU did not have a significant impact on the Group’s consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to compare entities subject more easily to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Group is currently evaluating the impact the adoption of ASU 2023-06 will have on its consolidated financial statements and related disclosures. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)-improvements to Income Tax Disclosures ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group does not expect to adopt ASU No. 2023-09 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). The amended guidance requires disaggregation of certain expense captions into specified natural expense categories in the disclosures within the notes to the financial statements. In addition, the guidance requires disclosure of selling expenses and its definition. The new guidance is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance can be applied either prospectively or retrospectively. The Group is evaluating the disclosure impact of adopting ASU 2024-03.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.